Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Summary of Lease Liabilities

	Effective interest rate	Maturity	31.12.2020	31.12.2021	31.12.2021
	%		RMB’000	RMB’000	US$’000
Current (Note 17)	1.25% - 6.20%	2021	22,755	27,125	4,290

Non- current (Note 17)	1.25% - 6.20%	2022-2026	17,023	13,406	2,120